Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
REVENUE	$ 3,885,795	$ 3,266,846	$ 7,759,788	$ 6,468,589	$ 13,790,294	$ 12,063,345
Cost of Revenue	704,297	807,672	1,461,490	1,646,247	3,225,803	3,707,064
GROSS PROFIT	3,181,498	2,459,174	6,298,298	4,822,342	10,564,491	8,356,281
EXPENSES
Selling, general and administrative expenses	2,304,881	2,248,864	4,443,573	5,214,983	10,857,797	14,612,724
Research and development expenses	602,798	517,982	1,298,961	1,031,877	2,155,660	2,571,826
TOTAL OPERATING EXPENSES	2,907,679	2,766,846	5,742,534	6,246,860	13,013,457	17,184,550
PROFIT (LOSS) FROM OPERATIONS	273,819	(307,672)	555,764	(1,424,518)	(2,448,966)	(8,828,269)
Other income/(expense) [Note 3]	106,599	36,314	173,270	(193,486)	(78,569)	(102,607)
Interest expense	(860,419)	(752,075)	(1,710,673)	(1,520,748)	(3,262,038)	(3,018,803)
Gain/(Loss) upon convertible promissory notes conversion and redemption [Note 8]		(4,690)	8,433	(132,301)	(137,934)	18,539
Accretion and amortization expenses	(202,141)	(339,888)	(355,713)	(1,484,616)	(1,939,816)	(2,172,920)
Change in fair value of derivative liabilities [Note 8]	(8,771)	(193,757)	(33,971)	(500,619)	(553,856)	9,777
NET LOSS BEFORE INCOME TAXES	(690,913)	(1,561,768)	(1,362,890)	(5,256,288)	(8,421,179)	(14,094,283)
Income taxes
NET LOSS BEFORE DIVIDENDS	(690,913)	(1,561,768)	(1,362,890)	(5,256,288)	(8,421,179)	(14,094,283)
Preferred Stock Dividends	(81,410)	(91,261)	(163,726)	(290,353)	(466,141)	(834,677)
Deemed Dividend				(3,054,680)	(3,054,680)
Accretion to Series B Preferred Shares
NET LOSS ATTRIBUTABLE TO COMMON STOCKLHOLDERS	(772,323)	(1,653,029)	(1,526,616)	(8,601,321)	(11,942,000)	(14,928,960)
Translation adjustment	9,286	(129,376)	(26,883)	(105,793)	113,414	185,175
COMPREHENSIVE LOSS	$ (763,037)	$ (1,782,405)	$ (1,553,499)	$ (8,707,114)	$ (11,828,586)	$ (14,743,785)
LOSS PER SHARE, BASIC	$ (0.029)	$ (0.073)	$ (0.057)	$ (0.469)	$ (0.555)	$ (1.660)
LOSS PER SHARE, DILUTED	$ (0.029)	$ (0.073)	$ (0.057)	$ (0.469)	$ (0.555)	$ (1.660)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	26,767,370	22,493,626	26,767,370	18,354,277	21,524,884	8,991,766
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED	26,767,370	22,493,626	26,767,370	18,354,277	21,524,884	8,991,766